Michael W. Stockton Secretary New World Fund, Inc. 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9200 Tel mws@capgroup.com

January 5, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: New World Fund, Inc.

File Nos. 333-67455 and 811-09105

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on December 31, 2015 of Registrant’s Post-Effective Amendment No. 32 under the Securities Act of 1933 and Amendment No. 33 under the Investment Company Act of 1940.

Sincerely,

/s/ Michael W. Stockton

MICHAEL W. STOCKTON